OTHER CURRENT LIABILITIES - Components of Other Current Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Credit card payable	$ 13,347,000	$ 13,738,270	$ 10,473,079
Accrued sales tax payable	1,920,000	1,707,557	1,845,831
Deferred rent- short term	0	450,776	622,940
Credits liability	648,000	640,994	633,287
Obligation for equity consideration	0	3,000,000	0
Other accrued liabilities	2,116,000	2,361,545	1,382,927
Total	$ 18,031,000	$ 21,899,142	$ 14,958,064
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total